Document And Entity Information	Nov. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2021
Entity Registrant Name	Meta Materials Inc.
Entity Central Index Key	0001431959
Entity Emerging Growth Company	false
Entity File Number	001-36247
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	74-3237581
Entity Address, Address Line One	1 Research Drive
Entity Address, City or Town	Dartmouth
Entity Address, State or Province	NS
Entity Address, Postal Zip Code	B2Y 4M9
City Area Code	902
Local Phone Number	482-5729
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MMAT
Security Exchange Name	NASDAQ